Risk Management (Details 21) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Undiscounted cash flows of financial liabilities
Deposits from banks		R$ 293,559,737	R$ 316,285,779
Deposits from customers		272,820,671	250,783,068
Funds from issuance of securities		164,765,133	194,148,983
Subordinated debt		71,775,114	71,534,166
Other financial liabilities	[1]	62,439,512	61,590,742
Total liabilities		865,360,167	894,342,738
1 to 30 days
Undiscounted cash flows of financial liabilities
Deposits from banks		197,275,471	166,104,038
Deposits from customers		141,846,015	137,186,325
Funds from issuance of securities		3,346,915	10,239,074
Subordinated debt		896,349	439,974
Other financial liabilities	[1]	43,606,124	41,547,649
Total liabilities		386,970,874	355,517,060
31 to 180 days
Undiscounted cash flows of financial liabilities
Deposits from banks		17,199,209	18,369,626
Deposits from customers		7,519,939	9,655,017
Funds from issuance of securities		13,222,173	11,971,886
Subordinated debt		3,705,136	2,268,618
Other financial liabilities	[1]	8,785,744	9,025,726
Total liabilities		50,432,201	51,290,873
181 to 360 days
Undiscounted cash flows of financial liabilities
Deposits from banks		47,240,285	67,893,343
Deposits from customers		16,476,264	16,460,997
Funds from issuance of securities		69,548,689	78,896,618
Subordinated debt		6,942,643	11,958,373
Other financial liabilities	[1]	2,290,146	2,516,140
Total liabilities		142,498,027	177,725,471
From 1 to 5 years
Undiscounted cash flows of financial liabilities
Deposits from banks		25,251,295	57,316,125
Deposits from customers		106,861,185	87,377,222
Funds from issuance of securities		77,143,455	91,190,406
Subordinated debt		27,064,409	24,756,298
Other financial liabilities	[1]	3,711,492	3,837,647
Total liabilities		240,031,836	264,477,698
More than 5 years
Undiscounted cash flows of financial liabilities
Deposits from banks		6,593,477	6,602,647
Deposits from customers		117,268	103,507
Funds from issuance of securities		1,503,901	1,850,999
Subordinated debt		33,166,577	32,110,903
Other financial liabilities	[1]	4,046,006	4,663,580
Total liabilities		R$ 45,427,229	R$ 45,331,636

[1]	Include, mainly, credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.